Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	13,639,520	108,585	111,012	1,233	112,245	110,786	662	111,448
Interest rate	17,272,408	423,761	190,296	4,946	195,242	182,569	4,565	187,134
Equities	908,649	—	15,660	—	15,660	21,311	—	21,311
Credit	164,160	—	1,294	—	1,294	2,212	—	2,212
Commodity and other	191,761	—	10,542	—	10,542	12,992	—	12,992
Gross total fair values	32,176,498	532,346	328,804	6,179	334,983	329,870	5,227	335,097
Offset (Note 31)					(97,243)			(97,243)
At 31 Dec 2025	32,176,498	532,346	328,804	6,179	237,740	329,870	5,227	237,854

Foreign exchange	11,706,591	82,161	142,055	2,738	144,793	133,910	75	133,985
Interest rate	17,316,173	406,109	209,794	4,790	214,584	212,980	4,930	217,910
Equities	768,732	—	17,116	—	17,116	20,643	—	20,643
Credit	143,136	—	1,756	—	1,756	1,769	—	1,769
Commodity and other	118,180	—	3,134	—	3,134	2,887	—	2,887
Gross total fair values	30,052,812	488,270	373,855	7,528	381,383	372,189	5,005	377,194
Offset (Note 31)					(112,746)			(112,746)
At 31 Dec 2024	30,052,812	488,270	373,855	7,528	268,637	372,189	5,005	264,448

Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries
	Notional contract amount		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	48,660	681	570	10	580	941	—	941
Interest rate	21,304	91,600	801	561	1,362	358	2,152	2,510
At 31 Dec 2025	69,964	92,281	1,371	571	1,942	1,299	2,152	3,451

Foreign exchange	51,437	—	796	—	796	1,015	—	1,015
Interest rate	30,535	90,074	1,544	714	2,258	487	3,838	4,325
At 31 Dec 2024	81,972	90,074	2,340	714	3,054	1,502	3,838	5,340

HSBC hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,2]	Assets	Liabilities	Balance sheet presentation	Change in fair value[3]
Hedged risk	$m	$m	$m		$m
Interest rate[4]	233,741	3,851	4,283	Derivatives	(661)
At 31 Dec 2025	233,741	3,851	4,283		(661)

Interest rate[4]	190,332	4,180	4,411	Derivatives	(449)
At 31 Dec 2024	190,332	4,180	4,411		(449)
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2The notional amount of non-dynamic fair value hedges is equal to $76,349m (2024: $71,916m), of which the weighted-average maturity date is April 2032 and the weighted-average swap rate is 3.15% (2024: 3.24%).
3Used in effectiveness testing, which uses the full fair value change of the hedging instrument not excluding any component.
4The hedged risk ‘interest rate’ includes inflation risk.

HSBC hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[1]			Change in fair value[2]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	115,156		(1,091)		Financial investments - measured at fair value through other comprehensive income	1,513	(2)	Net income from financial instruments held for trading or managed on a fair value basis
	2,845		31		Financial investments - measured at amortised cost	18
	26,052		62	—	Loans and advances to customers	157
	—		—		Reverse repurchase agreements – non- trading	—
		53,482		(370)	Debt securities in issue	(586)
		201		—	Deposits by banks	2
		2,237		—	Customer accounts	1
		25,818		(610)	Subordinated liabilities[4]	(446)
At 31 Dec 2025	144,053	81,738	(998)	(980)		659	(2)

Interest rate[3]	93,055		(2,701)		Financial investments - measured at fair value through other comprehensive income	(728)	(8)	Net income from financial instruments held for trading or managed on a fair value basis
	492		11		Financial investments - measured at amortised cost	(14)
	13,915		(104)		Loans and advances to customers	16
	—		—		Reverse repurchase agreements – non- trading	—
		72,576		(1,800)	Debt securities in issue	1,110
		207		—	Customer accounts	—
		1,205		(266)	Subordinated liabilities	57
At 31 Dec 2024	107,462	73,988	(2,794)	(2,066)		441	(8)
1The accumulated amount of fair value hedge adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were liabilities of $257m (2024: $311m) for FVOCI assets and assets of $733m (2024: $745m) for debt issued.
2Used in effectiveness testing, which comprise an amount attributable to the designated hedged risk that can be a risk component.
3The hedged risk ‘interest rate’ includes inflation risk.
4From 2025, HSBC Holdings is presenting separately the carrying amount of 'Subordinated liabilities' hedged items from 'Debt securities in issue'.

HSBC Holdings hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,2]	Assets	Liabilities	Balance sheet presentation	Change in fair value[3]
Hedged risk	$m	$m	$m		$m
Foreign currency	681	10	—	Derivatives	9
Interest rate	91,600	561	2,152	Derivatives	1,128
At 31 Dec 2025	92,281	571	2,152		1,137

Foreign currency	—	—	—	Derivatives	—
Interest rate	90,074	714	3,838	Derivatives	(1,103)
At 31 Dec 2024	90,074	714	3,838		(1,103)
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2The notional amount of non-dynamic fair value hedges is equal to $92,281m (2024: $90,074m), of which the weighted-average maturity date is July 2031 and the weighted-average swap rate is 2.76% (2024: 2.78%). The majority of these hedges are internal to the Group.
3Used in effectiveness testing, comprising the full fair value change of the hedging instrument not excluding any component.

HSBC Holdings hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[1]			Change in fair value[2]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Foreign currency	666	—	(9)	—	Investment in subsidiaries	(9)
Interest rate	—	55,770	—	(710)	Debt securities in issue	(870)	(7)	Net income from financial instruments held for trading or managed on a fair value basis
	—	24,488	—	(361)	Subordinated liabilities[3]	(447)
	9,225	—	(39)	—	Loans and advances to banks	183
At 31 Dec 2025	9,891	80,258	(48)	(1,072)		(1,144)	(7)

Foreign currency	—	—	—	—	Investment in subsidiaries	—
Interest rate	—	78,402	—	(2,423)	Debt securities in issue	861	(9)	Net income from financial instruments held for trading or managed on a fair value basis
	7,769	—	(244)	—	Loans and advances to banks	233
At 31 Dec 2024	7,769	78,402	(244)	(2,423)		1,094	(9)
1The accumulated amount of fair value hedge adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were assets of $1,142m (2024: $1,216m) for debt issued.
2Used in effectiveness testing, comprising amount attributable to the designated hedged risk that can be a risk component.
3From 2025, HSBC Holdings is presenting separately the carrying amount of 'Subordinated liabilities' hedged items from 'Debt securities in issue'.

Hedging instrument by hedged risk
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	$m	$m	$m		$m	$m	$m
Foreign currency	62,334	1,138	278	Derivatives	(376)	(376)	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	190,020	1,095	282	Derivatives	1,256	1,267	(11)
At 31 Dec 2025	252,354	2,233	560		880	891	(11)

Foreign currency	47,194	2,088	68	Derivatives	2,451	2,451	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	215,777	619	519	Derivatives	(2,954)	(2,964)	10
At 31 Dec 2024	262,971	2,707	587		(503)	(513)	10
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2Used in effectiveness testing, comprising the full fair value change of the hedging instrument not excluding any component.
3Used in effectiveness assessment, comprising amount attributable to the designated hedged risk that can be a risk component.

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign currency
	$m	$m
Cash flow hedging reserve at 1 Jan 2025	(1,056)	(23)
Fair value gains/(losses)	1,267	(376)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss[1]	807	574
Income taxes	(541)	(31)
Others	(49)	(2)
Cash flow hedging reserve at 31 Dec 2025	428	142

Cash flow hedging reserve at 1 Jan 2024	(901)	(132)
Fair value gains/(losses)	(2,964)	2,451
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss[1]	2,529	(2,430)
Income taxes	81	1
Others	199	87
Cash flow hedging reserve at 31 Dec 2024	(1,056)	(23)
1Hedged items that have affected profit or loss are primarily recorded within interest income.

Hedges of net investment in foreign operations
	Carrying amount		Nominal amount	Amounts recognised in OCI[1]	Change in fair value[2]	Hedge ineffectiveness recognised in income statement
	Derivative assets	Derivative liabilities
Description of hedged risk	$m	$m	$m	$m	$m	$m
2025
Pound sterling-denominated structural foreign exchange	58	(188)	17,114	(291)	(1,124)	—
Swiss franc-denominated structural foreign exchange	—	(7)	615	13	(76)	—
Hong Kong dollar-denominated structural foreign exchange	7	—	5,761	(29)	(2)	—
Other structural foreign exchange[3]	30	(189)	22,761	116	(791)	—
Total	95	(384)	46,251	(191)	(1,993)	—

2024
Pound sterling-denominated structural foreign exchange	397	(1)	15,407	833	229	—
Swiss franc-denominated structural foreign exchange	10	—	556	89	40	—
Hong Kong dollar-denominated structural foreign exchange	1	(3)	5,844	(27)	(26)	—
Other structural foreign exchange[3]	242	(3)	13,160	907	499	—
Total	650	(7)	34,967	1,803	742	—
1Amount recognised in OCI for Swiss franc includes $110m (2024: $110m) related to de-designated hedge.
2Used in effectiveness assessment, comprising amount attributable to the designated hedged risk that can be a risk component.
3Other currencies include Euro, New Taiwan dollar, Singapore dollar, Polish zloty, South Korean won, UAE dirham, Indian rupee, Chinese renminbi, Kuwaiti dinar,
Qatari riyal, Indonesian rupiah, Thai baht, Malaysian ringgit and Philippine peso.